Consolidated Statement of Stockholders’ Equity - USD ($) shares in Thousands, $ in Thousands	Total	Share capital [Member]	Additional paid in capital	Other comprehensive (loss) income	Deficit
Balance at Dec. 31, 2015	$ 20,996	$ 177,206	$ 20,517	$ (7,778)	$ (168,949)
Balance (in shares) at Dec. 31, 2015		147,331
Net loss for the period	(2,686)	$ 0	0	0	(2,686)
Foreign currency translation	1,348	0	0	1,348	0
Stock-based compensation	56	0	56	0	0
Issuance of share capital - stock options	37	$ 64	(27)	0	0
Issuance of share capital - stock options (in shares)		300
Issuance of share capital - Sandstorm	1,337	$ 1,337	0	0	0
Issuance of share capital - Sandstorm (in shares)		5,129
Balance at Jun. 30, 2016	21,088	$ 178,607	20,546	(6,430)	(171,635)
Balance (in shares) at Jun. 30, 2016		152,760
Balance at Dec. 31, 2016	19,489	$ 179,299	20,863	(7,061)	(173,612)
Balance (in shares) at Dec. 31, 2016		153,045
Net loss for the period	(1,926)	$ 0	0	0	(1,926)
Foreign currency translation	(1,612)	0	0	(1,612)	0
Stock-based compensation	188	0	188	0	0
Transfer of Net Assets to Mason	(44,214)	(44,214)	0	14,772	(14,772)
Issuance of share capital - inducement bonus shares	47	$ 47	0	0	0
Issuance of share capital - inducement bonus shares (in shares)		100
Issuance of share capital	5,038	$ 3,909	1,129	0	0
Issuance of share capital (in shares)		18,529
Issuance of share capital - stock options	40	$ 383	(343)	0	0
Issuance of share capital - stock options (in shares)		1,229
Balance at Jun. 30, 2017	$ (22,950)	$ 139,424	$ 21,837	$ 6,099	$ (190,310)
Balance (in shares) at Jun. 30, 2017		172,903